Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014		Jan. 31, 2013
Accrued Liabilities [Abstract]
Accrued Wages and Benefits	$ 4,652	[1]	$ 5,059	[1]
Self Insurance	3,477	[2]	3,373	[2]
Accrued Taxes	2,554	[3]	2,851	[3]
Other Accrued Liabilities	8,110	[4]	7,525	[4]
Accrued liabilities	$ 18,793		$ 18,808

[1]	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.
[2]	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.
[3]	Accrued taxes include accrued payroll, value added, sales and miscellaneous other taxes.
[4]	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.